Called up share capital and other equity instruments - Aggregate options outstanding under these plans (Details)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 HKD shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2016 HKD shares	Dec. 31, 2015 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of HSBC Holdings ordinary shares	64,670,000	64,670,000	64,670,000	64,670,000	70,027,000	70,027,000	70,027,000	70,027,000	74,775,000
£4.0472-5.9640
Disclosure of range of exercise prices of outstanding share options [line items]
Number of HSBC Holdings ordinary shares	64,604,932	64,604,932	64,604,932	64,604,932	69,217,725	69,217,725	69,217,725	69,217,725
£4.0472-5.9640 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | £		£ 4.0472				£ 4.0472
£4.0472-5.9640 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | £		£ 5.9640				£ 5.4738
HK$55.4701
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | HKD				HKD 55.4701
Number of HSBC Holdings ordinary shares	36,309	36,309	36,309	36,309	504,467	504,467	504,467	504,467
HK$55.4701 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | HKD								HKD 55.4701
HK$55.4701 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | HKD								HKD 63.9864
€5.3532
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | €			€ 5.3532
Number of HSBC Holdings ordinary shares	10,539	10,539	10,539	10,539	86,916	86,916	86,916	86,916
€5.3532 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | €							€ 5.3532
€5.3532 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | €							€ 6.0657
$7.1456
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | $	$ 7.1456
Number of HSBC Holdings ordinary shares	17,873	17,873	17,873	17,873	217,738	217,738	217,738	217,738
$7.1456 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | $					$ 7.1456
$7.1456 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP/HKD/EUR/USD per share) | $					$ 8.2094